Related Parties	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Parties
RELATED PARTIES

Corporate Allocations

General and administrative affiliate costs include amounts allocated from SunEdison for general corporate overhead costs attributable to the operations of the Predecessor through the completion of the IPO on July 23, 2014. Subsequent to the completion of the IPO, general and administrative affiliate costs represent costs incurred by SunEdison for services provided pursuant to the Management Services Agreement. General and administrative affiliate costs were $19.1 million during the year ended December 31, 2014, $5.2 million during the year ended December 31, 2013 and $4.4 million during the year ended December 31, 2012 . The general corporate overhead expenses incurred by SunEdison included costs from certain corporate and shared services functions provided by SunEdison. The amounts reflected included (i) charges that were incurred by SunEdison that were specifically identified as being attributable to the Predecessor and (ii) an allocation of applicable remaining general corporate overhead costs based on the proportional level of effort attributable to the operation of the Company’s solar generation facilities. These costs include legal, accounting, tax, treasury, information technology, insurance, employee benefit costs, communications, human resources, and procurement. Corporate costs that were specifically identifiable to a particular operation of SunEdison were allocated to that operation, including the Predecessor. Where specific identification of charges to a particular operation of SunEdison was not practicable, an allocation was applied to all remaining general corporate overhead costs. The allocation methodology for all remaining corporate overhead costs was based on management’s estimate of the proportional level of effort devoted by corporate resources that is attributable to each of the Company’s operations. The cost allocations were determined on a basis considered to be a reasonable reflection of all costs of doing business by the Predecessor. The amounts that would have been or will be incurred on a stand-alone basis could differ from the amounts allocated due to economies of scale, management judgment, or other factors.

Management Services Agreement

Immediately prior to the completion of the IPO on July 23, 2014, Terra LLC and Terra Operating LLC entered into the Management Services Agreement with SunEdison. Pursuant to the Management Services Agreement, SunEdison agreed to provide or arrange for other service providers to provide management and administrative services including legal, accounting, tax, treasury, information technology, insurance, employee benefit costs, communications, human resources, and procurement to the Company and its subsidiaries. As consideration for the services provided, the Company will pay SunEdison a base management fee as follows: (1) no fee for 2014, (ii) 2.5% of the Company's cash available for distribution in 2015, 2016, and 2017 (not to exceed $4.0 million in 2015, $7.0 million in 2016 or $9.0 million in 2017), and (iii) an amount equal to SunEdison's or other service provider's actual cost in 2018 and thereafter.

There was no cash consideration paid to SunEdison for these services for the period from July 24, 2014 through December 31, 2014. Total actual costs for these services during the period from July 24, 2014 to December 31, 2014 of $17.5 million is reflected in the consolidated statement of operations as part of general and administrative affiliate costs and have been treated as an equity contribution from SunEdison.

Interest Payment Agreement

Immediately prior to the completion of the IPO on July 23, 2014, Terra LLC and Terra Operating LLC entered into an interest payment agreement (the "Interest Payment Agreement") with SunEdison and its wholly owned subsidiary, SunEdison Holdings Corporation, pursuant to which SunEdison will pay all of the scheduled interest on the Term Loan through the third anniversary of Terra LLC and Terra Operating LLC entering into the Term Loan, up to an aggregate of $48.0 million over such period (plus any interest due on any payment not remitted when due). Interest expense incurred under the term loan is reflected in the consolidated statement of operations and the reimbursement for such costs is treated as an equity contribution in additional paid-in capital from SunEdison. During the period from July 24, 2014 to December 31, 2014, the Company received $5.4 million equity contribution from SunEdison pursuant to the Interest Payment Agreement. There were no amounts outstanding as of December 31, 2014.

On January 23, 2015, the Interest Payment Agreement between Terra LLC, Terra Operating LLC, and SunEdison, Inc. was amended and restated. SunEdison agreed to provide support with respect to the interest payment obligations of Terra Operating LLC with respect to its $800.0 million aggregate principal amount of 5.875% Senior Notes due 2023 under the Indenture, dated January 28, 2015.

Incentive Revenue

Certain solar renewable energy certificates ("SRECs") are sold to SunEdison under contractual arrangements at fixed prices. Revenue from the sale of SRECs to affiliates was $1.1 million during the year ended December 31, 2014 , $0.9 million during the year ended December 31, 2013 and $1.6 million during the year ended December 31, 2012 and are reported as operating revenues, net in the consolidated statements of operations.

Operations and Maintenance

Operations and maintenance services are provided to the Company by affiliates of SunEdison pursuant to contractual agreements. Costs incurred for these services were $7.9 million for the year ended December 31, 2014 , $0.9 million during the year ended December 31, 2013, and $0.7 million during the year ended December 31, 2012 and are reported as cost of operations-affiliates in the consolidated statements of operations.

SunEdison and Affiliates

Certain of the Company's expenses and capital expenditures related to construction in process are paid by affiliates of SunEdison and are reimbursed by the Company to the same, or other affiliates of SunEdison. As of December 31, 2014 and 2013, the Company owed SunEdison and affiliates $153.1 million and $82.1 million, respectively, which is reported as Due to SunEdison and affiliates in the consolidated balance sheets.

Incentive Distribution Rights

Incentive Distribution Rights ("IDRs") represent the right to receive increasing percentages (15.0%, 25.0% and 50.0%) of Terra LLC’s quarterly distributions after the Class A Units, Class B units, and Class B1 units of Terra LLC have received quarterly distributions in an amount equal to $0.2257 per unit (the "Minimum Quarterly Distribution") and the target distribution levels have been achieved. Upon the completion of the IPO, SunEdison holds 100% of the IDRs.

Initial IDR Structure

If for any quarter:

•
Terra LLC has made cash distributions to the holders of its Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units in an amount equal to the Minimum Quarterly Distribution; and

•	Terra LLC has distributed cash to holders of Class A units and holders of Class B1 units in an amount necessary to eliminate any arrearages in payment of the Minimum Quarterly Distribution;

then Terra LLC will make additional cash distributions for that quarter among holders of its Class A units, Class B units, Class B1 units and the IDRs in the following manner:

•
first, to all holders of Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units, pro rata, until each holder receives a total of $0.3386 per unit for that quarter (the “First Target Distribution”) (150.0% of the Minimum Quarterly Distribution);

•
second, 85.0% to all holders of Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units, pro rata, and 15.0% to the holders of the IDRs, until each holder of Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units receives a total of $0.3950 per unit for that quarter (the “Second Target Distribution”) (175.0% of the Minimum Quarterly Distribution);

•
third, 75.0% to all holders of Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units, pro rata, and 25.0% to the holders of the IDRs, until each holder of Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units receives a total of $0.4514 per unit for that quarter (the “Third Target Distribution”) (200.0% of the Minimum Quarterly Distribution); and

•	thereafter, 50.0% to all holders of Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units, pro rata, and 50.0% to the holders of the IDRs.

Support Agreement

The Company entered into a project support agreement with SunEdison (the "Support Agreement"), which provides us the option to purchase additional solar projects from SunEdison in 2015 and 2016. The Support Agreement also provides us a right of first offer with respect to certain other projects.